Offerings - Offering: 1	Jan. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	190,924
Proposed Maximum Offering Price per Unit	72.16
Maximum Aggregate Offering Price	$ 13,777,075.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,902.61
Offering Note	1a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include an indeterminate number of shares of common stock of the registrant, par value $0.0001 per share (the “Common Stock”) as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

1b. Calculated in accordance with Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registration fee represents deferred payment of the registration fees in connection with the registrant’s Registration Statement on Form S-3 (Registration No. 333-291945), filed with the Securities and Exchange Commission on December 4, 2025 (the “2025 Registration Statement”), and this “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Table” in that 2025 Registration Statement.

1c. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices per share of the registrant’s common stock as reported on the Nasdaq Global Select Market on January 28, 2026.